SHARE CAPITAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 25, 2023	Jun. 28, 2023	Jun. 26, 2023	Jun. 16, 2023	Jun. 02, 2023	May 23, 2023	May 22, 2023	Oct. 21, 2022	Oct. 03, 2022	Jun. 30, 2023	[1]	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 13, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued													11,707,317	7,890,628	7,108,133
Common stock, shares outstanding													11,707,317	7,890,628	7,108,133
Exercise price																$ 0.0001
Warrants exercise price								$ 0.0001
Stock-based employee compensation														$ 1,752	$ 1,386
Aggregate intrinsic value of outstanding options														185	974
Aggregate intrinsic value of exercisable options														185	$ 815
Unrecognized compensation costs, net of expected forfeitures														$ 2,036
Unrecognized compensation weighted average period														2 years 14 days
Class of warrant or right, outstanding																240,000
Modifications amount													$ 1,230
Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Oct. 25, 2027
Options exercise price per share	$ 2.20
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted													241,000
Weighted average exercise price per share													$ 2.664
H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price									$ 6.11
Prefunded warrants exercisable									51,125
Professional service fees									$ 565
Warrant term									5 years
Warrant issued, descriptions									Upon any exercise for cash of any preferred investment options issued to investors in the offering, the Company obligate to pay 7% percent of the aggregate gross exercise price of the warrants issued in the Offering and shall issue to Wainwright (or its designees), within five (5) business days of the Company’s receipt of the exercise price, warrants to purchase that number of shares of common stock of the Company equal to five (5.0%) percent of the aggregate number of such shares of common stock underlying the preferred investment options that have been so exercised.
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								1,022,495
Share price per share								$ 4.64
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								1,022,495
Share price per share								$ 4.64
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock										3,576,689		240,000		782,495
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of shares				385,246
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock					35,088
Share price per share					$ 2.6719
Gross proceeds			$ 2,030		$ 1,500	$ 2,661	$ 1,442
Offering expenses			$ 281		$ 227	$ 345	$ 222
Common Stock [Member] | Series D Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock		312,309					32,778
Share price per share		$ 3.19				$ 2.1999
Common Stock [Member] | Series C Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock					350,878
Share price per share					$ 2.075
Common Stock [Member] | Series A Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock													1,022,495
Share price per share													$ 4.64
Expiry date													Oct. 25, 2027
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock													1,022,495
Share price per share													$ 4.64
Expiry date													Oct. 25, 2024
Common Stock [Member] | Mr. Harel Gadot [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted														260,000	190,000
Weighted average exercise price per share															$ 8.48
Stock option vested term														3 years	2 years
Stock-based employee compensation															$ 646
Common Stock [Member] | Mr. Harel Gadot [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share														$ 3.73
Common Stock [Member] | Mr. Harel Gadot [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share														$ 6.48
Common Stock [Member] | Employees Consultants and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted														270,822	231,426
Stock option vested term														3 years	3 years
Stock-based employee compensation															$ 740
Common Stock [Member] | Employees Consultants and Directors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share														$ 3.73	$ 6.72
Common Stock [Member] | Employees Consultants and Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price per share														$ 6.48	$ 7.26
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								782,495
Exercise price								$ 4.89
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 4.8899
Prefunded warrants exercisable								240,000
Proceeds from warrants offerings								$ 5,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock			624,618		701,756	975,000
Prefunded warrants exercisable						234,500
Share price per share			$ 3.25		$ 2.1375	$ 2.20	$ 2.75						$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock							655,569
Share price per share							$ 2.20
Securities Purchase Agreement [Member] | Common Stock [Member] | H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock			31,231
Share price per share			$ 4.0625
Securities Purchase Agreement [Member] | Common Stock [Member] | Wainwright [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock						60,476
Share price per share						$ 2.75

[1]	Net of issuance costs in the amount of $1,075.